Note 3 - Corporate Information and Group Composition (Details Textual) - USD ($)			11 Months Ended	12 Months Ended				48 Months Ended	60 Months Ended
	Oct. 17, 2022	Aug. 19, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Jan. 20, 2022	Jan. 11, 2021
Statement Line Items [Line Items]
Treasury shares			$ 206,514,000	$ 206,514,000	$ 60,453,000	$ 60,453,000		$ 60,453,000	$ 206,514,000
Maximum capital capacity, invest in publicly traded securities			70,000,000	70,000,000					70,000,000
Gain (loss) on trading securities				15,946,000		(4,944,000)	$ 13,033,000		31,000,000.0
Share repurchase program, maximum authorized amount										$ 50,000,000
Payments to acquire or redeem entity's shares				146,068,000		749,000	49,049,000
Goodwill at end of period			$ 429,445,000	429,445,000	430,378,000	430,378,000	424,961,000	$ 430,378,000	$ 429,445,000
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations				0		237,000	1,950,000
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		42.00%
Nanobank [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets						1,100,000
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations						200,000
Discontinued operations, cash and cash equivalents		$ 39,300,000
YoYo Games Limited [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired											100.00%
Total consideration transferred, acquisition-date fair value											$ 9,500,000
Consideration transferred, acquisition-date fair value, net of cash acquired											9,000,000.0
Goodwill at end of period											$ 8,800,000
Revenue of acquiree since acquisition date					2,200,000
Profit (loss) of acquiree since acquisition date					$ 1,200,000
Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
Payments to acquire or redeem entity's shares	$ 128,600,000			$ 128,563,000		$ 0	$ 0
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares authorised (in shares)			500,000,000	500,000,000					500,000,000
Number of shares outstanding at end of period (in shares)			178,430,242	178,430,242					178,430,242
Par value per share (in dollars per share)			$ 0.0001	$ 0.0001					$ 0.0001
Treasury shares			$ 2,033,042	$ 2,033,042					$ 2,033,042
Ordinary shares [member] | Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
Number of shares repurchased during period (in shares)	46,750,000
American depositary shares (ADS) [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)			89,215,121	89,215,121					89,215,121
ADS [member]
Statement Line Items [Line Items]
Number of shares repurchased during period (in shares)			3,354,495					7,476,455	34,205,950
Payments to acquire or redeem entity's shares			$ 17,300,000					$ 60,500,000	$ 206,500,000
ADS [member] | Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
Number of shares repurchased during period (in shares)	23,375,000
Payments to acquire or redeem entity's shares	$ 128,600,000